OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets
The outstanding balance of other assets as of December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019
Other assets
Current
Unbilled Subscriptions	8,146	13,439
Non-current
Unbilled Subscriptions	6,954	7,796